Subsequent Events (Details Narrative)				2 Months Ended	4 Months Ended
	Jul. 03, 2021 USD ($) $ / shares shares	Jun. 28, 2021 $ / shares shares	May 10, 2021 USD ($)	Jul. 07, 2021 USD ($)	Jul. 30, 2021 USD ($)	Jul. 30, 2021 CNY (¥)	Aug. 05, 2021 USD ($)	Aug. 05, 2021 CNY (¥)	Jul. 07, 2021 CNY (¥)	May 08, 2021 USD ($)	May 08, 2021 CNY (¥)	Mar. 31, 2021 USD ($) $ / shares	Sep. 30, 2020 USD ($) $ / shares	Dec. 11, 2019 $ / shares
Short-term bank loans												$ 1,823,215	$ 1,289,081
Ordinary shares, par value | $ / shares												$ 0.0001	$ 0.0001	$ 0.0001
Subsequent Event [Member]
Line of credit maximum borrowing capacity							$ 7,800,000
Proceeds from land acquired			$ 267,000
New manufacturing plant, total value			$ 3,000,000
Subsequent Event [Member] | IPO [Member]
Number of shares issued under IPO | shares		2,200,000
Shares issued, price per share | $ / shares		$ 5.00
Ordinary shares, par value | $ / shares		$ 0.0001
Subsequent Event [Member] | Over-Allotment Option [Member]
Number of shares issued under IPO | shares	330,000
Shares issued, price per share | $ / shares	$ 5.00
Ordinary shares, par value | $ / shares	$ 0.0001
Proceeds from sale of shares, before deductions	$ 12,650,000
Proceeds from sale of shares	$ 11,270,000
RMB [Member] | Subsequent Event [Member]
Line of credit maximum borrowing capacity | ¥								¥ 51,000,000
PRC Banks [Member]
Repayments of debt					$ 1,100,000
PRC Banks [Member] | Subsequent Event [Member]
Short-term bank loans					500,000
PRC Banks [Member] | RMB [Member]
Repayments of debt | ¥						¥ 6,900,000
PRC Banks [Member] | RMB [Member] | Subsequent Event [Member]
Short-term bank loans					$ 3,000,000
Huaxia Bank [Member] | Subsequent Event [Member]
Short-term bank loans										$ 2,300,000
Huaxia Bank [Member] | Subsequent Event [Member] | Mr.Yongwei Hu & Ms.Jing Liu [Member]
Line of credit maximum borrowing capacity				$ 1,500,000
Huaxia Bank [Member] | Subsequent Event [Member] | Two Loan Agreements [Member]
Short-term bank loans				$ 500,000
Debt maturity date, description				As working capital for two years, with interest rate of 8.5% per annum and maturity date on May 14, 2021 and July 8, 2023, respectively
Huaxia Bank [Member] | RMB [Member] | Subsequent Event [Member]
Short-term bank loans | ¥											¥ 15,000,000
Huaxia Bank [Member] | RMB [Member] | Subsequent Event [Member] | Mr.Yongwei Hu & Ms.Jing Liu [Member]
Line of credit maximum borrowing capacity | ¥									¥ 100,000,000
Huaxia Bank [Member] | RMB [Member] | Subsequent Event [Member] | Two Loan Agreements [Member]
Short-term bank loans | ¥									¥ 3,000,000